Stockholders’ (Deficit) Equity and Stock-Based Compensation - Additional Information (Details)			1 Months Ended		3 Months Ended					12 Months Ended
	Nov. 15, 2021 shares	Feb. 07, 2021 USD ($) subsidiary $ / shares	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) subsidiary $ / shares shares	Dec. 31, 2021 USD ($) subsidiary debt_instrument $ / shares shares	Sep. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) subsidiary debt_instrument $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Recapitalization exchange ratio						81,215,955
Proceeds from sale of stock | $		$ 300,000,000.0
Issuance of common stock upon exercise of options (in shares)									139,423	12,796,353	259,070
Total unrecognized compensation cost | $							$ 17,400,000			$ 17,400,000	$ 196,500,000
Compensation expense | $						$ 16,500,000			$ 45,500,000	174,000,000	$ 5,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						0
ESPP
Class of Stock [Line Items]
Total unrecognized compensation cost | $						$ 14,700,000	$ 14,100,000			14,100,000
Weighted-average period of total unrecognized compensation cost, in years						1 year 3 months 18 days			3 years 7 months 6 days
Market-based RSUs
Class of Stock [Line Items]
Grants in period (in shares)						111,168
Compensation expense | $						$ 8,000,000				$ 21,600,000
Option
Class of Stock [Line Items]
Compensation expense | $			$ 500,000	$ 2,400,000
Restricted Stock Units
Class of Stock [Line Items]
Grants in period (in shares)						9,172,637				29,763,009
Total unrecognized compensation cost | $						$ 56,700,000
Weighted-average period of total unrecognized compensation cost, in years						2 years 8 months 4 days
Compensation expense | $						$ 0
Partial Recourse Promissory Notes
Class of Stock [Line Items]
Percent of original principal of notes collateralized						50.00%	50.00%			50.00%
Employees And Former Employees | Two Remaining Promissory Notes
Class of Stock [Line Items]
Interest rate						2.30%	2.26%			2.26%
Number of instruments | debt_instrument							2			2
Chief Executive Officer
Class of Stock [Line Items]
Compensation expense | $						$ 7,073,000
Shares withheld for tax withholding obligation						2,579,585
Chief Executive Officer | Market-based RSUs
Class of Stock [Line Items]
Grants in period (in shares)	5,250,000
Chief Executive Officer | Option
Class of Stock [Line Items]
Compensation expense | $						$ 100,000
Chief Executive Officer | Restricted Stock Units
Class of Stock [Line Items]
Grants in period (in shares)						923,695	4,000,000	4,000,000		923,695
Compensation expense | $						$ (1,000,000)
President
Class of Stock [Line Items]
Compensation expense | $						$ 4,842,000
Shares withheld for tax withholding obligation						2,577,541
President | Market-based RSUs
Class of Stock [Line Items]
Grants in period (in shares)	4,500,000
President | Option | Forecast
Class of Stock [Line Items]
Compensation expense | $					$ 2,600,000
President | Restricted Stock Units
Class of Stock [Line Items]
Grants in period (in shares)						742,972	2,750,000	2,750,000		742,972
Compensation expense | $						$ (700,000)
Common Stock
Class of Stock [Line Items]
Issuance of common stock upon exercise of options (in shares)						139,000			619,000	1,545,000	259,000
Conversion ratio						1	1			1
Preferred Stock | Volta Charter
Class of Stock [Line Items]
Stock issued (in shares)						0				0
Number of shares authorized (in shares)						10,000,000	10,000,000			10,000,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary		1
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Recapitalization exchange ratio		1.2135
Class A Common Stock | Chief Executive Officer
Class of Stock [Line Items]
Grants in period (in shares)						2,670,415
Class A Common Stock | President
Class of Stock [Line Items]
Grants in period (in shares)						2,672,459
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary						1	1			1
Issuance of common stock upon exercise of options (in shares)											11,251,423
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.001	$ 0.001			$ 0.001	$ 0.001
Issuance of common stock upon exercise of options (in shares)						365,605			11,147,195	365,605
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary						10	10			10
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio						8,936,039	1.2135			1.2135